Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Debt (in thousands)
	December 31,	December 31,
	2020	2019
Revolving credit agreements	$—	—
Riverfront permanent loan	89,964	88,925
	89,964	88,925
Less portion due within one year	—	—
	$89,964	88,925